Shareholders' Equity (Options To Non-Employees Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Shareholders' Equity [Abstract]
Compensation expense	$ 11	$ 0	$ 31
Unrecognized compensation expense related to non-vested stock options for nonemployees	$ 40
Period of recognition for unrecognized compensation expense related to non-vested stock options for nonemployees	4 years